Employee Benefit Plan - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
A Place For Rover INC
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0